Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 244,723	$ 297,823	$ 510,336	$ 1,548,552	$ 1,499,150	$ 1,020,741
Franchise tax expenses	7,900	(26,137)	28,843	43,200	43,600	175,600
Loss from operations	(252,623)	(271,686)	(539,179)	(1,591,752)	(1,542,750)	(1,196,341)
Interest income	93,855	562,199	300,329	2,607,489	2,788,029	1,651,461
Other income	400,000	635,100	710,899	635,100	635,100
Income before income taxes	241,232	925,613	472,049	1,650,837	1,880,379	455,120
Income taxes provision	(167,339)	(59,095)	(206,300)	(474,045)	(450,960)	(309,931)
Net income	$ 73,893	$ 866,518	$ 265,749	$ 1,176,792	$ 1,429,419	$ 145,189
Common Stock Subject To Possible Redemption
Basic weighted average shares outstanding (in Shares)	626,574	3,789,819	692,839	6,930,461	5,379,201	7,972,527
Diluted weighted average shares outstanding (in Shares)	626,574	3,789,819	692,839	6,930,461	5,379,201	7,972,527
Basic net income per share (in Dollars per share)	$ 0.02	$ 0.12	$ 0.07	$ 0.12	$ 0.17	$ 0.01
Diluted net income per share (in Dollars per share)	$ 0.02	$ 0.12	$ 0.07	$ 0.12	$ 0.17	$ 0.01
Common Stock
Basic weighted average shares outstanding (in Shares)	3,218,499	3,218,499	3,218,499	3,218,499	3,218,499	2,902,212
Diluted weighted average shares outstanding (in Shares)	3,218,499	3,218,499	3,218,499	3,218,499	3,218,499	2,902,212
Basic net income per share (in Dollars per share)	$ 0.02	$ 0.12	$ 0.07	$ 0.12	$ 0.17	$ 0.01
Diluted net income per share (in Dollars per share)	$ 0.02	$ 0.12	$ 0.07	$ 0.12	$ 0.17	$ 0.01